Shareholder's Equity (Details)													12 Months Ended
		Dec. 04, 2025 shares	Nov. 25, 2025 $ / shares shares	Oct. 16, 2025 USD ($) $ / shares shares	Nov. 11, 2024 CNY (¥)	Nov. 11, 2024 USD ($)	Nov. 11, 2024 HKD ($)	Oct. 17, 2024 CNY (¥)	Oct. 17, 2024 USD ($)	Oct. 17, 2024 HKD ($)	Sep. 24, 2024 HKD ($) $ / shares shares	Feb. 19, 2024 HKD ($) shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares
Shareholder’s equity [Line Items]
Ordinary shares authorized (in Shares)	[1]												156,000,000,000				156,000,000,000				156,000,000,000	156,000,000,000	156,000,000,000
Ordinary shares outstanding (in Shares)	[1]												43,000,000				40,000,000				43,000,000	43,000,000	40,000,000
Par value per share (in Dollars per share) | (per share)	[1]												¥ 0.0001				¥ 0.0001				$ 0.0001
Authorized capital (in Dollars) | $											$ 15,600,000
Number of shares held (in Shares)											100
Common Stock, Value, Subscriptions																					$ 519	$ 3,999
Initial public offering shares (in Shares)				1,000,000
Gross proceeds													¥ 34,941,682		$ 4,995,308
Ordinary shares issued (in Shares)	[1]												43,000,000				40,000,000				43,000,000	43,000,000	40,000,000
Surplus reserve percent													10.00%								10.00%	10.00%
After-tax net income													50.00%								50.00%	50.00%
Statutory reserve													¥ 24,296,830				¥ 23,853,066				$ 3,473,506
Restriction amount													108,000,000				108,000,000				15,400,000		$ 14,800,000
Declared dividend | ¥																	45,012,672
Dividend distribution																	44,952,872
Board of Directors [Member]
Shareholder’s equity [Line Items]
Ordinary shares authorized (in Shares)											156,000,000,000
Par value per share (in Dollars per share) | $ / shares											$ 0.0001
Authorized capital (in Dollars) | $											$ 15,600,000
Statutory reserve													¥ 24,296,830				23,853,066				$ 3,473,506
ASL Ventures Limited [Member]
Shareholder’s equity [Line Items]
Shares subscribed (in Shares)											39,999,900
Common Stock [Member]
Shareholder’s equity [Line Items]
Ordinary shares authorized (in Shares)												38,000,000												38,000,000
Ordinary shares outstanding (in Shares)																								1
Par value per share (in Dollars per share) | (per share)											$ 0.01										$ 0.00001285	$ 0.0001		$ 0.01
Initial public offering shares (in Shares)			8,200,000										1,000,000	[2]	1,000,000	[2]
Price per share (in Dollars per share) | $ / shares			$ 0.0001
Declared dividend | ¥
Common Stock [Member] | Board of Directors [Member]
Shareholder’s equity [Line Items]
Ordinary shares authorized (in Shares)											1,560,000,000	1,560,000,000
Share Subscription [Member]
Shareholder’s equity [Line Items]
Ordinary shares authorized (in Shares)											40,000,000
Par value per share (in Dollars per share) | $ / shares											$ 0.0001
Subscription cash consideration (in Dollars) | $											$ 3,999.99
Third-party consultant [Member] | Common Stock [Member]
Shareholder’s equity [Line Items]
Number of shares issued (in Shares)		2,000,000
Fuzhou Jiabin [Member]
Shareholder’s equity [Line Items]
Declared dividend					¥ 21,053,000	$ 2,910,000		¥ 31,593,400	$ 4,440,000
Jiangxi Jiabin [Member]
Shareholder’s equity [Line Items]
Declared dividend					18,947,700	2.62		52,646,400	7,350,000
Jiabin HK [Member]
Shareholder’s equity [Line Items]
Declared dividend					18,000,315	2,490,000		27,012,357	3,790,000
Dividends withholding tax																	5.00%						5.00%
Dividend distribution					18,000,315	2,490,000	$ 19,445,085	27,012,357	3,790,000	$ 29,483,035
Jiabin HK [Member] | PRC-Hong Kong Double Tax Treaty [Member]
Shareholder’s equity [Line Items]
Declared dividend					¥ 947,385	$ 130,000		1,421,703	200,000
Mr. Hue Kwok Chiu [Member]
Shareholder’s equity [Line Items]
Declared dividend																	¥ 44,952,872	$ 6,280,000	$ 48,864,483
Hong Kong, Dollars | Jiangxi Jiabin [Member]
Shareholder’s equity [Line Items]
Declared dividend								¥ 28,434,060	$ 2.91
Minimum [Member]
Shareholder’s equity [Line Items]
Authorized capital (in Dollars) | $												$ 380,000
Maximum [Member]
Shareholder’s equity [Line Items]
Authorized capital (in Dollars) | $												$ 15,600,000
IPO [Member]
Shareholder’s equity [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 5
IPO [Member] | Common Stock [Member]
Shareholder’s equity [Line Items]
Initial public offering shares (in Shares)				1,000,000
Gross proceeds | $				$ 5,000,000

[1]	Ordinary shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.
[2]	Ordinary Shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.